Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment, net
	Laboratory equipment	Office furniture and equipment	Computers	Factory leasehold	Total
Cost:

Balance at January 1, 2020	3,362	119	568	35,159	39,208
Additions	34	-	45	6,053	6,132
Deductions	(474)	-		-	(474)

Balance at December 31, 2020	2,922	119	613	41,212	44,866

Accumulated depreciation:

Balance at January 1, 2020	3,135	99	406	587	4,227
Additions	46	6	80	1,374	1,506
Deductions	(474)	-	-	-	(474)

Balance at December 31, 2020	2,707	105	486	1,961	5,259

Depreciated cost at December 31, 2020	215	14	127	39,251	39,607

	Convenience translation into U.S. dollars (Note 2c)

Depreciated cost at December 31, 2020	67	4	39	12,209	12,319
	Laboratory equipment	Office furniture and equipment	Computers	Factory leasehold	Total
Cost:

Balance at January 1, 2019	3,226	119	439	27,995	31,779
Additions	136	-	129	7,164	7,429
Deductions	-	-	-	-	-

Balance at December 31, 2019	3,362	119	568	35,159	39,208

Accumulated depreciation:

Balance at January 1, 2019	3,077	93	360	-	3,530
Additions	58	6	46	587	697
Deductions	-	-	-	-	-

Balance at December 31, 2019	3,135	99	406	587	4,227

Depreciated cost at December 31, 2019	227	20	162	34,572	34,981